Cash and Cash Equivalents, Restricted Cash Advances and Collateral	12 Months Ended
Dec. 31, 2019
Restricted Cash Advances And Collateral [Abstract]
Cash and Cash Equivalents, Restricted Cash Advances and Collateral
CASH AND CASH EQUIVALENTS, RESTRICTED CASH ADVANCES AND COLLATERAL

Cash and cash equivalents

Cash and cash equivalents – operational includes an amount of $nil (2018 – $40.1 million) held by a subsidiary of the Corporation that is subject to exchange controls in the country of operation. This balance was not available for general use by the Corporation or any of its other subsidiaries.

Restricted cash advances and collateral

Restricted cash held by the Corporation consists of the following components:

	As at December 31,
In thousands of U.S. Dollars	2019	2018
Guarantees in connection with licenses held	4,318	4,312
Funds in connection with hedging contracts	2,170	2,836
Segregated funds in respect of payment processors	—	2,030
Guarantee in connection with acquisition of a subsidiary	1,122	1,146
Cash portion of Kentucky Bond Collateral *	5,000	5,000
Funds held in term deposits	4,138	5,837
Other	260	288
Restricted cash advances and collateral - total	17,008	21,449
Restricted cash advances and collateral - current portion	6,401	10,819
Restricted cash advances and collateral - non-current portion	10,607	10,630

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* As at December 31, 2019, $5 million (December 31, 2018 - $5 million) of restricted cash was collateralized as part of the Kentucky Bond Collateral (as defined in note 28 below). The Kentucky Bond Collateral will be held until a court order is issued authorizing the release of the bonds.